Financial Risk Management and Fair Values of Financial Instruments - Information on Assets and Liabilities Denominated in Foreign Currencies whose Values would be Materially Affected by Exchange Rate Fluctuations (Detail)
¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2025 TWD ($) $ / ¥ $ / ¥ $ / $	Dec. 31, 2025 USD ($) $ / ¥ $ / ¥ $ / $	Dec. 31, 2025 JPY (¥) $ / ¥ $ / ¥ $ / $	Dec. 31, 2025 CNY (¥) $ / ¥ $ / ¥ $ / $	Dec. 31, 2024 TWD ($) $ / ¥ $ / ¥ $ / $	Dec. 31, 2024 USD ($) $ / ¥ $ / ¥ $ / $	Dec. 31, 2024 JPY (¥) $ / ¥ $ / ¥ $ / $	Dec. 31, 2024 CNY (¥) $ / ¥ $ / ¥ $ / $
Disclosure of detailed information about financial instruments [Line Items]
Assets denominated in foreign currencies | $	$ 21,293,129				$ 20,587,762
Exchange rate	31.37	31.37	31.37	31.37
Currency Risk [member] | US$ [member]
Disclosure of detailed information about financial instruments [Line Items]
Assets denominated in foreign currencies	$ 6,195,953	$ 197,135			5,179,178	$ 157,974
Liabilities denominated in foreign currencies	$ 3,752,113	$ 119,380			$ 776,185	$ 23,675
Currency Risk [member] | US$ [member] | Financial Liability [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate | $ / $	31.43	31.43	31.43	31.43	32.785	32.785	32.785	32.785
Currency Risk [member] | US$ [member] | Financial Asset [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate | $ / $	31.43	31.43	31.43	31.43	32.785	32.785	32.785	32.785
Currency Risk [member] | JPY [member]
Disclosure of detailed information about financial instruments [Line Items]
Assets denominated in foreign currencies	$ 13,980		¥ 69,622		$ 55,133		¥ 262,664
Liabilities denominated in foreign currencies	$ 389,661		¥ 1,940,541		$ 266,988		¥ 1,271,975
Currency Risk [member] | JPY [member] | Financial Liability [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate	0.2008	0.2008	0.2008	0.2008	0.2099	0.2099	0.2099	0.2099
Currency Risk [member] | JPY [member] | Financial Asset [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate	0.2008	0.2008	0.2008	0.2008	0.2099	0.2099	0.2099	0.2099
Currency Risk [member] | RMB [member]
Disclosure of detailed information about financial instruments [Line Items]
Assets denominated in foreign currencies	$ 62,261			¥ 13,848	$ 59,683			¥ 13,328
Currency Risk [member] | RMB [member] | Financial Asset [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate	4.496	4.496	4.496	4.496	4.478	4.478	4.478	4.478
Other Risks [Member] | JPY [member]
Disclosure of detailed information about financial instruments [Line Items]
Assets denominated in foreign currencies	$ 135,172		¥ 673,169		$ 103,013		¥ 490,770
Other Risks [Member] | JPY [member] | Financial Asset [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate	0.2008	0.2008	0.2008	0.2008	0.2099	0.2099	0.2099	0.2099